Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 60,921	$ 57,016
Accounts receivable, net of reserve for doubtful accounts	272,793	262,821
Other current financial assets	13,238	12,573
Inventories	173,542	183,629
Income tax receivables	22,228	24,342
Prepaid expenses and other current assets	35,850	34,938
Total current assets	578,572	575,319
Property, plant and equipment - net	452,451	483,534
Operating lease right-of-use assets	30,452
Goodwill	54,503	55,546
Intangible assets - net	88,976	95,245
Investment in equity method affiliates	5,368	5,332
Deferred income tax assets	57,244	52,395
Other financial assets	2,918	2,723
Other assets	2,883	2,928
Total non-current assets	694,795	697,703
Total assets	1,273,367	1,273,022
Current liabilities
Accounts payable	163,510	163,585
Current portion of long term debt and other financial liabilities	54,565	41,020
Current portion of employee benefit plan obligation	839	855
Accrued liabilities	34,911	56,297
Income taxes payable	27,940	28,086
Other current liabilities	37,731	30,493
Total current liabilities	319,496	320,336
Long-term debt, net	635,264	643,748
Employee benefit plan obligation	59,705	60,377
Deferred income tax liabilities	46,740	45,504
Other liabilities	43,372	44,161
Total non-current liabilities	785,081	793,790
Commitments and contingencies
Stockholders' equity
Common stock	84,254	84,254
Less cost of 517,081 and 517,081 shares of common treasury stock	(8,683)	(8,683)
Additional paid-in capital	67,097	63,544
Retained earnings	46,459	39,409
Accumulated other comprehensive income/(loss)	(20,337)	(19,628)
Total stockholders' equity	168,790	158,896
Total liabilities and stockholders' equity	$ 1,273,367	$ 1,273,022